                                     [LOGO]


                                NATIONWIDE(R) VLI
                                SEPARATE ACCOUNT


                                  ANNUAL REPORT
                                DECEMBER 31, 1997






                               INVESTMENT/LIFE(R)
                          VAN KAMPEN AMERICAN CAPITAL/
                        NATIONWIDE LIFE INSURANCE COMPANY


VLO - 185 - Y (12/97)

                                     [LOGO]




                        NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215 - 2220


                                    [PHOTO]

                               PRESIDENT'S MESSAGE

            We at Nationwide Life Insurance Company are pleased to bring you the 1997 annual report of the Nationwide VLI Separate Account.

            Equity markets ended a volatile season to record the third straight year of gains topping the 20 percent mark. Additionally, returns on fixed income investments were buoyed by declining inflation, steady Federal Reserve policy and the positive outlook for lower budget deficits.

            The U.S. economy continues to be strong into 1998. However, there is still much uncertainty about what effect the Southeast Asian crisis will have on our economy during this year. The obvious result, we believe, will be a slowing of economic growth due to reduced exports, restrained pricing flexibility and lower corporate profits. We expect the Federal Reserve will continue to stay on the sidelines as the Southeast Asian economic turmoil plays out. At the same time, low inflation and low interest rates should continue to provide a healthy environment for financial assets.

            We are committed to our customers as our most valuable asset. Our commitment to you is to continue to add value to our products and services to help you achieve your financial planning and retirement goals. As always, we welcome and encourage your feedback.

                                                 /s/Joseph J. Gasper

                                                 Joseph J. Gasper, President

                         NATIONWIDE VLI SEPARATE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1997



ASSETS:

   Investments in Van Kampen American Capital Life
      Investment Trust, at market value:

      Asset Allocation Fund
         2,228,577 shares (cost $25,502,538) ........       $ 26,542,347

      Domestic Income Fund
         238,818 shares (cost $1,983,580) ...........          1,970,248

      Emerging Growth Fund
         124,404 shares (cost $1,926,652) ...........          2,046,452

      Enterprise Fund
         1,854,728 shares (cost $28,119,444) ........         33,589,123

      Global Equity Fund
         110,739 shares (cost $1,364,424) ...........          1,217,018

      Government Fund
         5,195,955 shares (cost $45,750,900) ........         46,347,922

      Money Market Fund
         6,952,567 shares (cost $6,952,567) .........          6,952,567

      Morgan Stanley Real Estate Securities Portfolio
         41,789 shares (cost $636,325) ..............            662,354
                                                            ------------
            Total investments .......................        119,328,031

   Accounts receivable ..............................                 --
                                                            ------------
            Total assets ............................        119,328,031

ACCOUNTS PAYABLE ....................................             73,300
                                                            ------------
CONTRACT OWNERS' EQUITY .............................       $119,254,731
                                                            ============

                                                                                                                        ANNUAL
Contract owners' equity represented by:                  UNITS        UNIT VALUE                                        RETURN
                                                       ---------   ----------------                                 ----------------
   Single Premium contracts issued prior
   to April 16, 1990 (policy years 1
   through 10):
      Asset Allocation Fund .............                122,920   $      29.287817       $      3,600,058                 21%
      Domestic Income Fund ..............                 15,656          20.186939                316,047                 11%
      Emerging Growth Fund ..............                  8,741          16.064598                140,421                 19%
      Enterprise Fund ...................                 49,821          35.993026              1,793,209                 29%
      Global Equity Fund ................                  4,685          13.614803                 63,785                 15%
      Government Fund ...................                380,541          20.830122              7,926,715                  9%
      Money Market Fund .................                 27,312          16.972125                463,543                  4%
      Morgan Stanley Real Estate
         Securities Portfolio ...........                  2,854          18.062622                 51,551                 20%

   Single Premium contracts issued prior
   to April 16, 1990 (policy years 11 and
   thereafter):
      Asset Allocation Fund .............                769,061          29.508511             22,693,845                 21%
      Domestic Income Fund ..............                 72,875          20.339100              1,482,212                 11%
      Emerging Growth Fund ..............                113,239          16.185767              1,832,860                 20%
      Enterprise Fund ...................                867,374          36.264286             31,454,699                 30%
      Global Equity Fund ................                 83,414          13.717407              1,144,224                 15%
      Government Fund ...................              1,827,060          20.988344             38,346,964                  9%
      Money Market Fund .................                375,312          17.100077              6,417,864                  5%
      Morgan Stanley Real Estate
         Securities Portfolio ...........                 33,445          18.198663                608,654                 21%

   Single Premium contracts issued on or
   after April 16, 1990:
      Asset Allocation Fund .............                  5,402          25.080225                135,483                 20%
      Domestic Income Fund ..............                  8,589          19.887916                170,817                 10%
      Emerging Growth Fund ..............                  4,455          15.924922                 70,946                 19%
      Enterprise Fund ...................                  5,773          33.768883                194,948                 29%
      Global Equity Fund ................                    601          13.496423                  8,111                 14%
      Government Fund ...................                  2,998          15.737995                 47,183                  8%
      Money Market Fund .................                  5,402          12.508709                 67,572                  4%
      Morgan Stanley Real Estate
         Securities Portfolio ...........                     97          17.905659                  1,737                 20%

   Multiple Payment and
   Flexible Premium contracts:
      Asset Allocation Fund .............                  4,430          22.707666                100,595                 21%
      Enterprise Fund ...................                  4,147          29.102562                120,688                 30%
                                                       =========   ================       ----------------
                                                                                          $    119,254,731
                                                                                          ================



See accompanying notes to financial statements.

                         NATIONWIDE VLI SEPARATE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995



                                                                   1997                 1996                 1995
                                                               -------------        -------------        -------------
INVESTMENT ACTIVITY:
   Reinvested dividends ................................       $   4,695,756            5,220,160            6,137,134
   Mortality and expense charges (note 3)
         Single Premium contracts issued prior to
            April 16, 1990 (years 1 through 10) ........            (245,990)            (905,516)          (1,117,265)
         Single Premium contracts issued prior to
            April 16, 1990 (years 11 and after) ........            (467,486)            (116,717)                  --
         Single Premium contracts issued on or after
            April 16, 1990 .............................              (4,007)              (5,466)              (5,489)
         Multiple Payment and Flexible Premium contracts              (1,712)              (2,386)              (2,024)
                                                               -------------        -------------        -------------
      Net investment activity ..........................           3,976,561            4,190,075            5,012,356
                                                               -------------        -------------        -------------

   Proceeds from mutual fund shares sold ...............          31,042,460           24,568,211           23,835,749
   Cost of mutual funds sold ...........................         (28,311,120)         (22,544,406)         (21,777,460)
                                                               -------------        -------------        -------------
      Realized gain on investments .....................           2,731,340            2,023,805            2,058,289
   Change in unrealized gain (loss) on investments .....           3,917,689           (1,839,618)          11,069,519
                                                               -------------        -------------        -------------
      Net gain on investments ..........................           6,649,029              184,187           13,127,808
                                                               -------------        -------------        -------------
   Reinvested capital gains ............................           7,592,712            5,806,648            4,959,015
                                                               -------------        -------------        -------------
         Net increase in contract owners'
            equity resulting from operations ...........          18,218,302           10,180,910           23,099,179
                                                               -------------        -------------        -------------

EQUITY TRANSACTIONS:
   Purchase payments received from contract owners .....              20,253               23,475               25,652
   Surrenders ..........................................         (15,789,351)         (13,731,809)         (11,745,567)
   Death benefits (note 4) .............................          (2,575,326)          (1,201,226)          (1,552,445)
   Policy loans (net of repayments) (note 5) ...........           2,317,220            3,043,009              833,405
   Deductions for surrender charges (note 2d) ..........              (6,591)             (16,455)            (193,286)
   Redemptions to pay cost of insurance charges
      and administration charges (notes 2b and 2c) .....          (1,430,627)          (1,499,564)          (1,756,639)
                                                               -------------        -------------        -------------
         Net decrease in equity transactions ...........         (17,464,422)         (13,382,570)         (14,388,880)
                                                               -------------        -------------        -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..................             753,880           (3,201,660)           8,710,299
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ............         118,500,851          121,702,511          112,992,212
                                                               -------------        -------------        -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..................       $ 119,254,731          118,500,851          121,702,511
                                                               =============        =============        =============




See accompanying notes to financial statements.

                         NATIONWIDE VLI SEPARATE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 1997, 1996 AND 1995



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VLI Separate Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers modified single premium, multiple payment and flexible premium variable life insurance contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

     (b) The Contracts

         Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

         Contract owners may invest in the following funds:

         Funds of the Van Kampen American Capital Life Investment Trust (Van
            Kampen American Capital LIT);
            Van Kampen American Capital LIT - Asset Allocation Fund
            Van Kampen American Capital LIT - Domestic Income Fund
            Van Kampen American Capital LIT - Emerging Growth Fund
            Van Kampen American Capital LIT - Enterprise Fund
            Van Kampen American Capital LIT - Global Equity Fund
            Van Kampen American Capital LIT - Government Fund
            Van Kampen American Capital LIT - Money Market Fund
            Van Kampen American Capital LIT - Morgan Stanley Real Estate
                                              Securities Portfolio
                (formerly Van Kampen American Capital LIT - Real Estate
                 Securities Fund)

         At December 31, 1997, contract owners have invested in all of the above funds.

         The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1997. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
         Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1996 and 1995 amounts have been reclassified to conform with the current period presentation.

(2)  POLICY CHARGES

     (a) Deductions from Premiums

         For single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment. The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c) Administrative Charges

         For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

         Contracts issued prior to April 16, 1990:
            Purchase payments totalling less than $25,000 - $10/month Purchase payments totalling $25,000 or more - none

         Contracts issued on or after April 16, 1990:
            Purchase payments totalling less than $25,000 - $90/year ($65/year in New York)
            Purchase payments totalling $25,000 or more - $50/year

         For multiple payment contracts the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses.

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses. Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

         The above charges are assessed against each contract by liquidating units.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

         For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year and declines to 0% after the ninth year.

         For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, with certain exceptions, declining to 0% after the ninth year.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)  ASSET CHARGES

     For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of .95% during the first ten policy years, and .50% thereafter. A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria; for contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter.

     For multiple payment contracts and flexible premium contracts, the Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations.

     The above charges are assessed through the daily unit value calculation.

(4)  DEATH BENEFITS

     Death benefits result in a redemption of the contract value from the Account and payment of the death benefit proceeds, less any outstanding policy loans and policy charges, to the legal beneficiary. The excess of the death benefit proceeds over the contract value on the date of death is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow up to 90% (50% during first year of single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment contracts and flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(7)  SCHEDULE I

     Schedule I presents the components of the change in the unit values, which are the basis for contract owners' equity. This schedule is presented in the following format:

         -    Beginning unit value - Jan. 1

         -    Reinvested capital gains and dividends
              (This amount reflects the increase in the unit value due to capital gain and dividend distributions from the underlying mutual funds.)

         -    Unrealized gain (loss)
              (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

         -    Asset charges
              (This amount reflects the decrease in the unit value due to the charges discussed in note 3.)

         -    Ending unit value - Dec. 31

         -    Percentage increase (decrease) in unit value.

                                                                      SCHEDULE I

                         NATIONWIDE VLI SEPARATE ACCOUNT

            SINGLE PREMIUM CONTRACTS ISSUED PRIOR TO APRIL 16, 1990
                          (POLICY YEARS 1 THROUGH 10)

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

          (UNDERLYING MUTUAL FUNDS OF VAN KAMPEN AMERICAN CAPITAL LIT)


                                        Asset              Domestic             Emerging
                                      Allocation            Income               Growth               Enterprise
                                        Fund                 Fund                 Fund                  Fund
                                     ------------         ------------        ------------           ------------
1997
Beginning unit value - Jan. 1        $  24.272482            18.211426           13.467256              27.810473
                                     ------------         ------------        ------------           ------------

Reinvested capital gains
and dividends                            4.001033             1.610349             .000000               5.118148
                                     ------------         ------------        ------------           ------------

Unrealized gain (loss)                   1.265248              .546307            2.737897               3.375233
                                     ------------         ------------        ------------           ------------

Asset charges                            (.250946)            (.181143)           (.140555)              (.310828)
                                     ------------         ------------        ------------           ------------

Ending unit value - Dec. 31          $  29.287817            20.186939           16.064598              35.993026
                                     ------------         ------------        ------------           ------------

Percentage increase (decrease)
in unit value*(a)                              21%                  11%                 19%                    29%
                                     ============         ============        ============           ============


1996
Beginning unit value - Jan. 1        $  21.519909            17.235188           11.655608              22.498859
                                     ------------         ------------        ------------           ------------

Reinvested capital gains
and dividends                            3.456144             1.551321             .000000               3.050863
                                     ------------         ------------        ------------           ------------

Unrealized gain (loss)                   (.488445)            (.410339)           1.935098               2.501932
                                     ------------         ------------        ------------           ------------

Asset charges                            (.215126)            (.164744)           (.123450)              (.241181)
                                     ------------         ------------        ------------           ------------

Ending unit value - Dec. 31          $  24.272482            18.211426           13.467256              27.810473
                                     ------------         ------------        ------------           ------------

Percentage increase (decrease)
in unit value*(a)                              13%                   6%                 16%                    24%
                                     ============         ============        ============           ============

1995
Beginning unit value - Jan. 1        $  16.538427            14.336077           10.000000              16.580891
                                     ------------         ------------        ------------           ------------

Reinvested capital gains
and dividends                            2.418600             1.359225             .000000               3.004553
                                     ------------         ------------        ------------           ------------

Unrealized gain (loss)                   2.744315             1.690878            1.707069               3.100329
                                     ------------         ------------        ------------           ------------

Asset charges                            (.181433)            (.150992)           (.051461)              (.186914)
                                     ------------         ------------        ------------           ------------

Ending unit value - Dec. 31          $  21.519909            17.235188           11.655608              22.498859
                                     ------------         ------------        ------------           ------------

Percentage increase (decrease)
in unit value*(a)                              30%                  20%                 17%(b)                 36%
                                     ============         ============        ============           ============

                                        Global                                     Money            Real Estate
                                        Equity              Government             Market           Securities
                                        Fund                   Fund                 Fund             Portfolio
                                     ------------           ------------        ------------        ------------
1997
Beginning unit value - Jan. 1           11.864328              19.185493           16.307639           15.011508
                                     ------------           ------------        ------------        ------------

Reinvested capital gains
and dividends                            2.506526               1.231903             .822488            2.041009
                                     ------------           ------------        ------------        ------------

Unrealized gain (loss)                   (.630887)               .602372             .000000            1.163065
                                     ------------           ------------        ------------        ------------

Asset charges                            (.125164)              (.189646)           (.158002)           (.152960)
                                     ------------           ------------        ------------        ------------

Ending unit value - Dec. 31             13.614803              20.830122           16.972125           18.062622
                                     ------------           ------------        ------------        ------------

Percentage increase (decrease)
in unit value*(a)                              15%                     9%                  4%                 20%
                                     ============           ============        ============        ============


1996
Beginning unit value - Jan. 1           10.262083              18.968390           15.695093           10.784280
                                     ------------           ------------        ------------        ------------

Reinvested capital gains
and dividends                             .358540               1.225305             .764922             .288822
                                     ------------           ------------        ------------        ------------

Unrealized gain (loss)                   1.350014               (.828963)            .000000            4.051625
                                     ------------           ------------        ------------        ------------

Asset charges                            (.106309)              (.179239)           (.152376)           (.113219)
                                     ------------           ------------        ------------        ------------

Ending unit value - Dec. 31             11.864328              19.185493           16.307639           15.011508
                                     ------------           ------------        ------------        ------------

Percentage increase (decrease)
in unit value*(a)                              16%                     1%                  4%                 39%
                                     ============           ============        ============        ============

1995
Beginning unit value - Jan. 1           10.000000              16.344365           15.022875           10.000000
                                     ------------           ------------        ------------        ------------

Reinvested capital gains
and dividends                             .000000               1.217414             .817690             .092106
                                     ------------           ------------        ------------        ------------

Unrealized gain (loss)                    .309271               1.576618             .000000             .740132
                                     ------------           ------------        ------------        ------------

Asset charges                            (.047188)              (.170007)           (.145472)           (.047958)
                                     ------------           ------------        ------------        ------------

Ending unit value - Dec. 31             10.262083              18.968390           15.695093           10.784280
                                     ------------           ------------        ------------        ------------

Percentage increase (decrease)
in unit value*(a)                               3%(b)                 16%                  4%                  8%(b)
                                     ============           ============        ============        ============


*        An annualized rate of return cannot be determined as:

         (a)      Asset charges do not include the policy charges discussed in note 2; and

         (b) This investment option was not utilized for the entire year indicated.

                        NATIONWIDE VLI SEPARATE ACCOUNT

            SINGLE PREMIUM CONTRACTS ISSUED PRIOR TO APRIL 16, 1990

                        (POLICY YEARS 11 AND THEREAFTER)

                       SCHEDULES OF CHANGES IN UNIT VALUE

                     YEARS ENDED DECEMBER 31, 1997 AND 1996

          (UNDERLYING MUTUAL FUNDS OF VAN KAMPEN AMERICAN CAPITAL LIT)




                                        Asset              Domestic            Emerging                                  Global
                                      Allocation            Income              Growth             Enterprise            Equity
                                        Fund                 Fund                Fund                Fund                 Fund
                                     ------------         ------------        ------------        ------------        ------------
1997
Beginning unit value - Jan. 1        $  24.345677            18.266338           13.507925           27.894373           11.900110
                                     ------------         ------------        ------------        ------------        ------------

Reinvested capital gains
and dividends                            4.028773             1.622049             .000000            5.154574            2.524570
                                     ------------         ------------        ------------        ------------        ------------

Unrealized gain (loss)                   1.266844              .546552            2.752212            3.379811            (.641040)
                                     ------------         ------------        ------------        ------------        ------------

Asset charges                            (.132783)            (.095839)           (.074370)           (.164472)           (.066233)
                                     ------------         ------------        ------------        ------------        ------------

Ending unit value - Dec. 31          $  29.508511            20.339100           16.185767           36.264286           13.717407
                                     ------------         ------------        ------------        ------------        ------------

Percentage increase (decrease)
in unit value*                                 21%                  11%                 20%                 30%                 15%
                                     ============         ============        ============        ============        ============


1996
Beginning unit value - Jan. 1        $  21.519909            17.235188           11.655608           22.498859           10.262083
                                     ------------         ------------        ------------        ------------        ------------

Reinvested capital gains
and dividends                            3.464578             1.555582             .000000            3.057101             .359541
                                     ------------         ------------        ------------        ------------        ------------

Unrealized gain (loss)                   (.492537)            (.411984)           1.935344            2.501147            1.350463
                                     ------------         ------------        ------------        ------------        ------------

Asset charges                            (.146273)            (.112448)           (.083027)           (.162734)           (.071977)
                                     ------------         ------------        ------------        ------------        ------------

Ending unit value - Dec. 31          $  24.345677            18.266338           13.507925           27.894373           11.900110
                                     ------------         ------------        ------------        ------------        ------------

Percentage increase (decrease)
in unit value*                                 13%                   6%                 16%                 24%                 16%
                                     ============         ============        ============        ============        ============

                                                                  Money            Real Estate
                                            Government            Market           Securities
                                              Fund                 Fund             Portfolio
                                           ------------        ------------        ------------
1997
Beginning unit value - Jan. 1                 19.243796           16.356824           15.056707
                                           ------------        ------------        ------------

Reinvested capital gains
and dividends                                  1.238209             .826847            2.055828
                                           ------------        ------------        ------------

Unrealized gain (loss)                          .606462             .000000            1.167058
                                           ------------        ------------        ------------

Asset charges                                  (.100123)           (.083594)           (.080930)
                                           ------------        ------------        ------------

Ending unit value - Dec. 31                   20.988344           17.100077           18.198663
                                           ------------        ------------        ------------

Percentage increase (decrease)
in unit value*                                        9%                  5%                 21%
                                           ============        ============        ============


1996
Beginning unit value - Jan. 1                 18.968390           15.695093           10.784280
                                           ------------        ------------        ------------

Reinvested capital gains
and dividends                                  1.226436             .765692             .289605
                                           ------------        ------------        ------------

Unrealized gain (loss)                         (.828621)            .000000            4.058907
                                           ------------        ------------        ------------

Asset charges                                  (.122409)           (.103961)           (.076085)
                                           ------------        ------------        ------------

Ending unit value - Dec. 31                   19.243796           16.356824           15.056707
                                           ------------        ------------        ------------

Percentage increase (decrease)
in unit value*                                        1%                  4%                 40%
                                           ============        ============        ============


* An annualized rate of return cannot be determined as asset charges do not include the policy charges discussed in note 2.

                        NATIONWIDE VLI SEPARATE ACCOUNT

           SINGLE PREMIUM CONTRACTS ISSUED ON OR AFTER APRIL 16, 1990

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

          (UNDERLYING MUTUAL FUNDS OF VAN KAMPEN AMERICAN CAPITAL LIT)


                                         Asset               Domestic           Emerging                                Global
                                       Allocation            Income             Growth             Enterprise           Equity
                                         Fund                 Fund               Fund                Fund                Fund
                                     ------------         ------------        ------------        ------------        ------------
1997
Beginning unit value - Jan. 1        $  20.858239            18.004549           13.396950           26.183349           11.802380
                                     ------------         ------------        ------------        ------------        ------------

Reinvested capital gains
and dividends                            3.427827             1.586829             .000000            4.803438            2.485382
                                     ------------         ------------        ------------        ------------        ------------

Unrealized gain (loss)                   1.088735              .541166            2.718959            3.181817            (.621245)
                                     ------------         ------------        ------------        ------------        ------------

Asset charges                            (.294576)            (.244628)           (.190987)           (.399721)           (.170094)
                                     ------------         ------------        ------------        ------------        ------------

Ending unit value - Dec. 31          $  25.080225            19.887916           15.924922           33.768883           13.496423
                                     ------------         ------------        ------------        ------------        ------------

Percentage increase (decrease)
in unit value*                                 20%                  10%                 19%                 29%                 14%
                                     ============         ============        ============        ============        ============


1996
Beginning unit value - Jan. 1        $  18.558022            17.099466           11.635640           21.257132           10.244489
                                     ------------         ------------        ------------        ------------        ------------

Reinvested capital gains
and dividends                            2.971435             1.534027             .000000            2.874772             .356729
                                     ------------         ------------        ------------        ------------        ------------

Unrealized gain (loss)                   (.417798)            (.405672)           1.929643            2.362697            1.346140
                                     ------------         ------------        ------------        ------------        ------------

Asset charges                            (.253420)            (.223272)           (.168333)           (.311252)           (.144978)
                                     ------------         ------------        ------------        ------------        ------------

Ending unit value - Dec. 31          $  20.858239            18.004549           13.396950           26.183349           11.802380
                                     ------------         ------------        ------------        ------------        ------------

Percentage increase (decrease)
in unit value*                                 12%                   5%                 15%                 23%                 15%
                                     ============         ============        ============        ============        ============


1995
Beginning unit value - Jan. 1        $  14.311997            14.272889                  **           15.720497                  **
                                     ------------         ------------                             ------------

Reinvested capital gains
and dividends                            2.086061             1.348751                                2.839638
                                     ------------         ------------                             ------------

Unrealized gain (loss)                   2.374431             1.683177                                2.939071
                                     ------------         ------------                             ------------

Asset charges                            (.214467)            (.205351)                               (.242074)
                                     ------------         ------------                             ------------

Ending unit value - Dec. 31          $  18.558022            17.099466                               21.257132
                                     ------------         ------------                             ------------

Percentage increase (decrease)
in unit value*                                 30%                  20%                                     35%
                                     ============         ============                            ============


                                                                  Money             Real Estate
                                           Government            Market             Securities
                                              Fund                Fund              Portfolio
                                           ------------        ------------        ------------
1997
Beginning unit value - Jan. 1                 14.546815           12.061110           14.933196
                                           ------------        ------------        ------------

Reinvested capital gains
and dividends                                   .932504             .607223            2.023697
                                           ------------        ------------        ------------

Unrealized gain (loss)                          .455416             .000000            1.156620
                                           ------------        ------------        ------------

Asset charges                                  (.196740)           (.159624)           (.207854)
                                           ------------        ------------        ------------

Ending unit value - Dec. 31                   15.737995           12.508709           17.905659
                                           ------------        ------------        ------------

Percentage increase (decrease)
in unit value*                                        8%                  4%                 20%
                                           ============        ============        ============


1996
Beginning unit value - Jan. 1                 14.433482           11.648994                  **
                                           ------------        ------------

Reinvested capital gains
and dividends                                   .930855             .566598
                                           ------------        ------------

Unrealized gain (loss)                         (.630892)            .000000
                                           ------------        ------------

Asset charges                                  (.186630)           (.154482)
                                           ------------        ------------

Ending unit value - Dec. 31                   14.546815           12.061110
                                           ------------

Percentage increase (decrease)
in unit value*                                        1%                  4%
                                           ============         ===========


1995
Beginning unit value - Jan. 1                 12.480782           11.189053                  **
                                            ------------        ------------

Reinvested capital gains
and dividends                                   .928076             .607952
                                            ------------        ------------

Unrealized gain (loss)                         1.202259             .000000
                                            ------------        ------------

Asset charges                                  (.177635)           (.148011)
                                            ------------        ------------

Ending unit value - Dec. 31                   14.433482           11.648994
                                            ------------        ------------

Percentage increase (decrease)
in unit value*                                       16%                  4%
                                           ============        ============

* An annualized rate of return cannot be determined as asset charges do not include the policy charges discussed in note 2.

** This investment option was not being utilized or was not available.

                        NATIONWIDE VLI SEPARATE ACCOUNT

           MULTIPLE PAYMENT CONTRACTS AND FLEXIBLE PREMIUM CONTRACTS

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

          (UNDERLYING MUTUAL FUNDS OF VAN KAMPEN AMERICAN CAPITAL LIT)




                                        ASSET
                                      ALLOCATION           ENTERPRISE
                                         FUND                 FUND
                                     ------------         ------------
1997**
   Beginning unit value - Jan  1     $  18.790954            22.452797
                                     ------------         ------------

   Reinvested capital gains
     and dividends                       3.101494             4.137761
                                     ------------         ------------

   Unrealized gain (loss)                 .978939             2.723484
                                     ------------         ------------

   Asset charges                         (.163721)            (.211480)
                                     ------------         ------------

   Ending unit value - Dec. 31       $  22.707666            29.102562
                                     ------------         ------------

   Percentage increase (decrease)
     in unit value*                            21%                  30%
                                     ============         ============


1996
   Beginning unit value - Jan  1     $  16.634918            18.137100
                                     ------------         ------------

   Reinvested capital gains
     and dividends                       2.675077             2.462233
                                     ------------         ------------

   Unrealized gain (loss)                (.378897)            2.017312
                                     ------------         ------------

   Asset charges                         (.140144)            (.163848)
                                     ------------         ------------

   Ending unit value - Dec. 31       $  18.790954            22.452797
                                     ------------         ------------

   Percentage increase (decrease)
     in unit value*                            13%                  24%
                                     ============         ============


1995
   Beginning unit value - Jan  1     $  12.765144            13.346462
                                     ------------         ------------

   Reinvested capital gains
     and dividends                       1.869449             2.421740
                                     ------------         ------------

   Unrealized gain (loss)                2.118344             2.495698
                                     ------------         ------------

   Asset charges                         (.118019)            (.126800)
                                     ------------         ------------

   Ending unit value - Dec. 31       $  16.634918            18.137100
                                     ------------         ------------

   Percentage increase (decrease)
     in unit value*                            30%                  36%
                                     ============         ============


* An annualized rate of return cannot be determined as asset charges do not include the policy charges discussed in note 2.

** No other investment options were being utilized.

See note 7.

                          Independent Auditors' Report



The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account as of December 31, 1997, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules of changes in unit value based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of Nationwide VLI Separate Account as of December 31, 1997, and the results of its operations and its changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 6, 1998

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220


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